INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended							3 Months Ended		12 Months Ended
	Feb. 29, 2024	Jan. 31, 2024	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Shares Issued, Price Per Share											$ 0.034
Intangible assets, net								$ 1,326,991		$ 1,348,577	$ 1,422,373
Issuance of shares for service										212,800
Net profit percentage					50.00%		50.00%
License	$ 25,000
License fee payment		$ 45,000
Net sales royalty percentage					3.50%
Accumulated amortization								21,586	$ 24,037	88,796	97,059
License	10,000
License fee payment		$ 5,000
MABT Covid-19 License [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net								1,215,098		1,233,418	1,306,701
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense								0	1,250	1,250	7,500
Intangible assets, net											1,250
Issuance of shares for service						$ 22,500
Amortization period						3 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net								96,481		98,032	104,232
Patents [Member] | Investigational New Drug [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares							20,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, value							$ 91,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche One [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares							7,000,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares							6,500,000
Patents [Member] | Investigational New Drug [Member] | Share-Based Payment Arrangement, Tranche Three [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares							6,500,000
National Institute of Health Patent License One [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense								833	278	2,778	0
Intangible assets, net								6,389		7,222
Patent expense initial amount payable							$ 10,000
Payments of issuance costs							5,000
Payment of non-refundable license issue royalty	$ 10,000						15,000
National Institute of Health Patent License Two [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense								882	2,638	5,285	10,076
Intangible assets, net								$ 589		$ 1,471	1,756
Patent expense initial amount payable					$ 8,500
National Institute of Health Patent License Two [Member] | CANADA
Finite-Lived Intangible Assets [Line Items]
Patent expense initial amount payable					100,000
National Institute of Health Patent License Two [Member] | UNITED STATES
Finite-Lived Intangible Assets [Line Items]
Patent expense initial amount payable					100,000
National Institute of Health Patent License Two [Member] | European Union [Member]
Finite-Lived Intangible Assets [Line Items]
Patent expense initial amount payable					100,000
National Institute of Health Patent License Two [Member] | Asian Region [Member]
Finite-Lived Intangible Assets [Line Items]
Patent expense initial amount payable					100,000
National Institute of Health Patent License Two [Member] | Royalty One [Member]
Finite-Lived Intangible Assets [Line Items]
Patent expense initial amount payable					5,000
Payment of non-refundable license issue royalty					45,000
National Institute of Health Patent License Two [Member] | Royalty Phase Two [Member]
Finite-Lived Intangible Assets [Line Items]
Payment of non-refundable license issue royalty					300,000
Fee income					5,000
National Institute of Health Patent License Two [Member] | Royalty Phase One [Member]
Finite-Lived Intangible Assets [Line Items]
Payment of non-refundable license issue royalty					75,000
National Institute of Health Patent License Two [Member] | Royalty Phase Three [Member]
Finite-Lived Intangible Assets [Line Items]
Payment of non-refundable license issue royalty					$ 600,000
Mid-Atlantic BioTheraputics, Inc [Member] | MABT Covid-19 License [Member]
Finite-Lived Intangible Assets [Line Items]
Common shares issued for intangible assets, shares								12,500,000		12,500,000
Common shares issued for intangible assets, value								$ 1,425,000		$ 1,425,000
Shares Issued, Price Per Share										$ 0.11
Regulatory and legal costs			$ 39,632
Amortization expense								18,321	18,260	$ 73,282	73,282
Intangible assets, net								1,215,097		1,233,418	1,306,701
Mid-Atlantic BioTheraputics, Inc [Member] | Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Regulatory and legal costs				$ 30,366
Amortization expense								1,550	$ 1,550	6,200	6,200
Intangible assets, net								$ 96,481		$ 98,032	$ 104,232
License development							$ 6,500,000